Right of use assets (Tables)	12 Months Ended
Dec. 31, 2023
Right of use assets
Summary of right of use assets

Leasehold Property
£ 000
Cost or valuation
At January 1, 2022	2,529
Additions	1,562
At December 31, 2022	4,091
Additions	183
At December 31, 2023	4,274
Accumulated depreciation
At January 1, 2022	560
Charge for the year	410
At December 31, 2022	970
Charge for the year	658
Impairment	193
At December 31, 2023	1,821
Net book value
At December 31, 2023	2,453
At December 31, 2022	3,121